STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

February 29, 2012

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Brion R. Thompson

Re:	O'Connor Fund of Funds: Multi-Strategy File Nos. 333-170913; 811-22500

Ladies and Gentlemen,

On behalf of O'Connor Fund of Funds:  Multi-Strategy (the "Fund"), transmitted for filing with the Securities and Exchange Commission is Post-Effective Amendment No. 1 to the Fund's Registration Statement (the "Registration Statement") on Form N-2 under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 2 to the Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended ) (the "Amendment").

We hereby request that the Amendment be given a selective review.  The prospectus and statement of additional information ("SAI") contained in the Amendment are substantially identical to the definitive versions of the prospectus and SAI filed on February 25, 2011 (Reg. No. 333-170913), except for the updating of financial information and other general updating of information.  The prospectus and SAI filed herewith are marked to show changes from the definitive versions of those documents filed on February 25, 2011.

We propose to file an additional amendment to the Registration Statement on or before April 15, 2012 following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited financial statements for the year ended March 31, 2011 and unaudited semi-annual financial statements for the period ended September 30, 2011, and complete other omitted data, and seek effectiveness as of May 1, 2012.  The Fund's audited financial statements, included in its Registration Statement as of its effectiveness on March 1, 2011, are dated as of February 24, 2011 and, therefore, will go stale as of June 24, 2012.  In filing the Amendment, the prospectus and SAI contained therein will be able to be used until July 31, 2012.  We then intend to file in early June another amendment to the Registration Statement to formally incorporate the Fund's audited financial statements for the year ending March 31, 2012 and bring other financial information current.

Should members of the Staff have any questions or comments regarding the Amendment, they should telephone the undersigned at 212.806.6274 or Gary L. Granik of this office at 212.806.5790.

Very truly yours,

/s/  Brad A. Green
Brad A. Green

cc:  Gary L. Granik